SHAREHOLDERS' EQUITY - Treasury shares (Details) - BRL (R$) R$ / shares in Units, R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
SHAREHOLDERS' EQUITY
Quantity	12,042,004	12,042,004	12,042,004
Average cost per share	R$ 18.13	R$ 18.13	R$ 18.13
Historical value	R$ 218,265	R$ 218,265	R$ 218,265
Market value	R$ 723,845	R$ 704,939	R$ 477,827